Loans (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2025						2024
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total	Allowances as a % of gross loans
Residential mortgages (3)	$287,033	$306	$268	$574	$286,459	0.2%	$280,672	$234	$215	$449	$280,223	0.2%
Personal	47,866	185	971	1,156	46,710	2.4	46,681	190	752	942	45,739	2.0
Credit card	21,581	–	942	942	20,639	4.4	20,551	–	902	902	19,649	4.4
Business and government (3) (4)	237,416	491	1,229	1,720	235,696	0.7	214,305	392	1,232	1,624	212,681	0.8
Total	$593,896	$982	$3,410	$4,392	$589,504	0.7%	$562,209	$816	$3,101	$3,917	$558,292	0.7%

(1)	Loans are net of unearned income of $1,017 million (2024: $815 million).
(2)	Includes gross loans of $136.5 billion (2024: $120.4 billion) denominated in U.S. dollars and $13.7 billion (2024: $11.2 billion) denominated in other foreign currencies.
(3)	Includes $3 million of residential mortgages (202 4 : $3 million) and $560 million of business and government loans (202 4 : $221 million) that are measured and designated at FVTPL.
(4)	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans. Prior year amounts have been revised to conform to the presentation adopted in 2025.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2025
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(23)	(73)	(81)
Changes in model	–	–	–	–
Net remeasurement (2)	(134)	176	209	251
Transfers (2)
– to 12-month ECL	141	(133)	(8)	–
– to lifetime ECL performing	(10)	31	(21)	–
– to lifetime ECL credit-impaired	–	(9)	9	–
Total provision for (reversal of) credit losses (3)	12	42	116	170
Write-offs (4)	–	–	(12)	(12)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(36)	(36)
Foreign exchange and other	(1)	–	(2)	(3)
Balance at end of year	$100	$168	$306	$574
Personal
Balance at beginning of year	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	40	(45)	(25)	(30)
Changes in model	(15)	97	–	82
Net remeasurement (2)	(575)	795	484	704
Transfers (2)
– to 12-month ECL	623	(616)	(7)	–
– to lifetime ECL performing	(68)	90	(22)	–
– to lifetime ECL credit-impaired	(4)	(70)	74	–
Total provision for (reversal of) credit losses (3)	1	251	504	756
Write-offs (4)	–	–	(571)	(571)
Recoveries	–	–	74	74
Interest income on impaired loans	–	–	(8)	(8)
Foreign exchange and other	(1)	6	(4)	1
Balance at end of year	$247	$803	$185	$1,235
Credit card
Balance at beginning of year	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	36	(33)	–	3
Changes in model	(26)	32	–	6
Net remeasurement (2)	(740)	1,165	391	816
Transfers (2)
– to 12-month ECL	846	(846)	–	–
– to lifetime ECL performing	(77)	77	–	–
– to lifetime ECL credit-impaired	(3)	(338)	341	–
Total provision for (reversal of) credit losses (3)	36	57	732	825
Write-offs (4)	–	–	(884)	(884)
Recoveries	–	–	152	152
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$331	$717	$–	$1,048
Business and government
Balance at beginning of year	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	52	(105)	(66)	(119)
Changes in model	79	(81)	(4)	(6)
Net remeasurement (2)	(63)	340	439	716
Transfers (2)
– to 12-month ECL	162	(158)	(4)	–
– to lifetime ECL performing	(48)	55	(7)	–
– to lifetime ECL credit-impaired	–	(177)	177	–
Total provision for (reversal of) credit losses (3)	182	(126)	535	591
Write-offs (4)	–	–	(409)	(409)
Recoveries	–	–	54	54
Interest income on impaired loans	–	–	(94)	(94)
Foreign exchange and other	5	(3)	11	13
Balance at end of year	$452	$932	$498	$1,882
Total ECL allowance (5)	$1,130	$2,620	$989	$4,739
Comprises:
Loans	$983	$2,427	$982	$4,392
Undrawn credit facilities and other off-balance sheet exposures (6)	147	193	7	347

(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net measurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(3)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2025 and October 31, 2024 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31				2024
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(19)	(55)	(59)
Changes in model	–	4	11	15
Net remeasurement (2)	(115)	96	95	76
Transfers (2)
– to 12-month ECL	109	(107)	(2)	–
– to lifetime ECL performing	(10)	19	(9)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Total provision for (reversal of) credit losses (3)	(1)	(15)	48	32
Write-offs (4)	–	–	(18)	(18)
Recoveries	–	–	7	7
Interest income on impaired loans	–	–	(30)	(30)
Foreign exchange and other	–	(1)	3	2
Balance at end of year	$89	$126	$234	$449
Personal
Balance at beginning of year	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	32	(58)	(42)	(68)
Changes in model	54	(127)	(6)	(79)
Net remeasurement (2)	(544)	631	466	553
Transfers (2)
– to 12-month ECL	591	(588)	(3)	–
– to lifetime ECL performing	(63)	74	(11)	–
– to lifetime ECL credit-impaired	–	(96)	96	–
Total provision for (reversal of) credit losses (3)	70	(164)	500	406
Write-offs (4)	–	–	(545)	(545)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(7)	(7)
Foreign exchange and other	3	1	(1)	3
Balance at end of year	$247	$546	$190	$983
Credit card
Balance at beginning of year	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(30)	–	(8)
Changes in model	86	(34)	–	52
Net remeasurement (2)	(413)	771	394	752
Transfers (2)
– to 12-month ECL	491	(491)	–	–
– to lifetime ECL performing	(72)	72	–	–
– to lifetime ECL credit-impaired	–	(219)	219	–
Total provision for (reversal of) credit losses (3)	114	69	613	796
Write-offs (4)	–	–	(739)	(739)
Recoveries	–	–	126	126
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$295	$660	$–	$955
Business and government
Balance at beginning of year	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(82)	(48)	(108)
Changes in model	(28)	46	–	18
Net remeasurement (2)	(194)	569	482	857
Transfers (2)
– to 12-month ECL	215	(201)	(14)	–
– to lifetime ECL performing	(39)	47	(8)	–
– to lifetime ECL credit-impaired	–	(187)	187	–
Total provision for (reversal of) credit losses (3)	(24)	192	599	767
Write-offs (4)	–	–	(874)	(874)
Recoveries	–	–	77	77
Interest income on impaired loans	–	–	(84)	(84)
Foreign exchange and other	(5)	5	16	16
Balance at end of year	$265	$1,061	$401	$1,727
Total ECL allowance (5)	$896	$2,393	$825	$4,114
Comprises:
Loans	$800	$2,301	$816	$3,917
Undrawn credit facilities and other off-balance sheet exposures (6)	96	92	9	197
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2025	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.1%	2.0%	1.7%	2.4%	(0.4)%	1.1%
United States	2.0%	1.8%	2.8%	2.8%	0.7%	1.0%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.5%	7.4%	7.0%
United States	4.4%	4.1%	3.9%	3.5%	5.0%	4.6%
Canadian Housing Price Index growth (2)	0.8%	2.7%	3.9%	4.7%	(3.7)%	(0.5)%
Canadian household debt service ratio	14.6%	14.7%	14.3%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$70	$67	$74	$83	$54	$58

As at October 31, 2024
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61

(1)	The remaining forecast period is generally four years.
(2)
In our ECL calculation process, Canadian Real GDP year-over-year growth and Canadian unemployment rate are forecasted at the provincial level while Canadian Housing Price Index growth is forecasted at the municipal level. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2025				2024
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$171,983	$227	$–	$172,210	$160,515	$6,130	$–	$166,645
– Very low	85,628	1,171	–	86,799	81,198	5,926	–	87,124
– Low	10,987	2,749	–	13,736	10,329	3,638	–	13,967
– Medium	1,041	7,071	–	8,112	851	6,534	–	7,385
– High	11	1,859	–	1,870	7	1,561	–	1,568
– Default	–	–	1,097	1,097	–	–	790	790
– Not rated	2,808	183	218	3,209	2,757	232	204	3,193
Gross residential mortgages (4)(5)	272,458	13,260	1,315	287,033	255,657	24,021	994	280,672
ECL allowance	100	168	306	574	89	126	234	449
Net residential mortgages	272,358	13,092	1,009	286,459	255,568	23,895	760	280,223
Personal
– Exceptionally low	18,316	136	–	18,452	16,689	83	–	16,772
– Very low	10,794	324	–	11,118	9,685	12	–	9,697
– Low	6,404	2,104	–	8,508	10,498	1,374	–	11,872
– Medium	4,502	2,506	–	7,008	3,848	1,822	–	5,670
– High	759	922	–	1,681	465	1,102	–	1,567
– Default	–	–	253	253	–	–	260	260
– Not rated	779	30	37	846	782	29	32	843
Gross personal (5)	41,554	6,022	290	47,866	41,967	4,422	292	46,681
ECL allowance	222	749	185	1,156	221	531	190	942
Net personal	41,332	5,273	105	46,710	41,746	3,891	102	45,739
Credit card
– Exceptionally low	7,117	–	–	7,117	7,185	–	–	7,185
– Very low	443	–	–	443	502	–	–	502
– Low	6,727	380	–	7,107	6,800	4	–	6,804
– Medium	5,008	1,116	–	6,124	3,853	1,512	–	5,365
– High	6	594	–	600	2	522	–	524
– Default	–	–	–	–	–	–	–	–
– Not rated	184	6	–	190	165	6	–	171
Gross credit card	19,485	2,096	–	21,581	18,507	2,044	–	20,551
ECL allowance	302	640	–	942	279	623	–	902
Net credit card	19,183	1,456	–	20,639	18,228	1,421	–	19,649
Business and government
– Investment grade	119,315	875	–	120,190	101,809	722	–	102,531
– Non-investment grade	102,145	8,807	–	110,952	97,131	9,000	–	106,131
– Watch list	61	3,901	–	3,962	25	3,745	–	3,770
– Default	–	–	2,031	2,031	–	–	1,628	1,628
– Not rated	269	12	–	281	230	15	–	245
Gross business and government (4)(6)	221,790	13,595	2,031	237,416	199,195	13,482	1,628	214,305
ECL allowance	359	870	491	1,720	211	1,021	392	1,624
Net business and government	221,431	12,725	1,540	235,696	198,984	12,461	1,236	212,681
Total net amount of loans	$554,304	$32,546	$2,654	$589,504	$514,526	$41,668	$2,098	$558,292

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (2024: $
19
million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $52 million were recognized as at October 31, 2025 (2024: $17 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2025 and October 31, 2024. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $2 million (2024: $8 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2025, 92% (2024: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $3 million (2024: $3 million) of residential mortgages and $560 million (2024: $221 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $10 million (2024: $6 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2025				2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$176,040	$190	$–	$176,230	$164,577	$117	$–	$164,694
– Very low	14,237	572	–	14,809	15,112	4	–	15,116
– Low	14,867	1,705	–	16,572	14,988	984	–	15,972
– Medium	2,449	1,508	–	3,957	2,263	1,280	–	3,543
– High	545	422	–	967	325	539	–	864
– Default	–	–	46	46	–	–	43	43
– Not rated	620	8	–	628	565	9	–	574
Gross retail	208,758	4,405	46	213,209	197,830	2,933	43	200,806
ECL allowance	54	131	–	185	42	52	–	94
Net retail	208,704	4,274	46	213,024	197,788	2,881	43	200,712
Business and government
– Investment grade	179,496	579	–	180,075	156,560	571	–	157,131
– Non-investment grade	79,909	2,659	–	82,568	66,788	3,018	–	69,806
– Watch list	57	1,046	–	1,103	28	878	–	906
– Default	–	–	217	217	–	–	123	123
– Not rated	947	42	–	989	1,117	91	–	1,208
Gross business and government	260,409	4,326	217	264,952	224,493	4,558	123	229,174
ECL allowance	93	62	7	162	54	40	9	103
Net business and government	260,316	4,264	210	264,790	224,439	4,518	114	229,071
Total net undrawn credit facilities and other off-balance sheet exposures	$469,020	$8,538	$256	$477,814	$422,227	$7,399	$157	$429,783